Above / below market acquired charters	6 Months Ended
Jun. 30, 2021
Above Below Market Acquired Charters
Above / below market acquired charters

6. Above / below market acquired charters

During the six-month period ended June 30, 2021, the Partnership acquired three vessels with time charters attached to the vessels with a time charter daily rate being below the market rate for equivalent time charters prevailing at the time of acquisition (Note 5). The fair value of the time charters representing the difference between the time charters rate at which the vessels were fixed and the market rate for comparable charters as determined by reference to market data on the acquisition date and were recorded as deferred revenue liabilities in the consolidated balance sheet as of the acquisition date under “below market acquired charters” (Note 5). The below market acquired time charters recorded on these acquisitions will be accreted using the straight line method over the remaining period of the time charters as an addition to time charter revenues. Above market time charters acquired in prior years are amortized using the straight line method as a reduction to revenues over the remaining term of the charters. For the six-month periods ended June 30, 2021 and 2020 such amortization and accretion to time charter revenues for the above and below market acquired time charters amounted to $3,217 and $7,147, respectively.

An analysis of above / below market acquired time charters is as follows:

	Above market acquired charters	Below market acquired charters
Carrying amount as at January 1, 2021	34,579	—
Additions	—	(12,657)
(Amortization) / accretion	(4,196)	979
Carrying amount as at June 30, 2021	30,383	(11,678)

6. Above / below market acquired charters - continued

As of June 30, 2021 the remaining carrying amount of unamortized above / below market acquired time charters was $30,383 and $11,678 respectively and will be amortized / accreted in future years as follows:

For the twelve-month periods ended June 30,	Above market acquired charters	Below market acquired charters
2022	8,371	(2,834)
2023	8,371	(2,834)
2024	8,385	(2,841)
2025	5,256	(2,823)
2026	—	(346)
Total	30,383	(11,678)